Derivative Instruments and Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amount of Unrealized Gain, Net of Tax, Recognized in Other Comprehensive Income

	Amount of Unrealized Gain (Loss), Net of Tax, Recognized in OCI
	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Derivatives in Cash Flow Hedging Relationship
Interest rate swap contracts	$(11,153)	$6,112	$(12,724)

	Amount of Loss Reclassified from OCI into Statement of Operations
	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Location of Loss Reclassified from OCI into Statements of Operations
Floorplan interest expense	$(9,837)	$(9,938)	$(10,144)
Other interest expense	(1,513)	(1,213)	(1,165)